Inventories, Net	6 Months Ended
Jun. 30, 2025
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 5 – INVENTORIES, NET

At June 30, 2025 and December 31, 2024, inventories consisted of the following.

	June 30, 2025	December 31, 2024
	(Unaudited)
Purchased goods	$161,833	$171,227
Less: reserve for obsolete inventories	(20,953)	(16,756)
Total	$140,880	$154,471

The following table describes the movements in the reserve for obsolete inventories during the six months ended June 30, 2025 and 2024.

	2025	2024
	(Unaudited)	(Unaudited)
Balance at December 31,	$16,756	$17,234
Reserve for obsolete inventories	3,832	-
Foreign exchange difference	365	(404)
Balance at June 30 (Unaudited)	$20,953	$16,830

Inventories include computer, network hardware, and GTDs. The Company reviews its inventories periodically to determine if any reserves are necessary for potential obsolescence or if a write-down is necessary if the carrying value exceeds net realizable value. The Company established a 100% reserve for its GTDs inventory as of June 30, 2025 and December 31, 2024 in light of the introduction of the free electronic invoice platform by the tax bureau in 2023.